Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Role of Management [Text Block]

Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program provides a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of the Company. This framework includes steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents. Our cybersecurity team is responsible for assessing our cybersecurity risk management program and we also engage third-party security experts for risk assessment and system enhancements. In addition, our cybersecurity team provides training to all employees periodically.

Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program provides a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of the Company. This framework includes steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents. Our cybersecurity team is responsible for assessing our cybersecurity risk management program and we also engage third-party security experts for risk assessment and system enhancements. In addition, our cybersecurity team provides training to all employees periodically.

Governance

Our chief executive officer has overall oversight responsibility for our risk management, and is charged with oversight of our cybersecurity risk management program. Our chief executive officer is responsible for ensuring that the cybersecurity team has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed, implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.

Our cybersecurity team is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. These responsibilities extend to the development, deployment and operation of our AI technologies and solutions. We have incorporated the entire lifecycle of our AI technical activities into our cybersecurity team’s ongoing monitoring and incident-response processes.

As part of our cybersecurity measures for our AI technical services business:

●	Physical and network isolation. Certain computers used to store or process critical core data operate in an isolated environment without network connectivity. Subject to applicable security protocols, relevant computational outputs may be transferred to network-connected computers for validation. This arrangement is designed to reduce the risk of unauthorized network access to critical core data.

●	Data security. We apply access controls and data desensitization measures to student assessment data, as appropriate, to reduce the risk of unauthorized access to or disclosure of such data.

●	Model security. We periodically conduct vulnerability scans and risk assessments of our AI models to identify and address potential security vulnerabilities and other risks.

●	Lifecycle and process governance. We incorporate cybersecurity monitoring and incident-response procedures into the lifecycle of our AI research and development activities, including the development, testing and deployment of our AI models and related solutions.

As of the date of this annual report, we have not experienced any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition. We continuously adapt our business strategy to enhance resilience, strengthen defenses and ensure the sustainability of our operations. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. See “Item 3. Key Information - 3.D. Risk Factors-Risks Related to Our Business and Industry - We collect, store, process and use a variety of customer and user data and information in connection with our business, including our AI technical services, which subjects us to laws and regulations relating to privacy, information security and data protection. Any failure to comply with these laws and regulations could materially and adversely harm our business.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	This framework includes steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity team is responsible for assessing our cybersecurity risk management program and we also engage third-party security experts for risk assessment and system enhancements. In addition, our cybersecurity team provides training to all employees periodically.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our chief executive officer has overall oversight responsibility for our risk management, and is charged with oversight of our cybersecurity risk management program.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our chief executive officer is responsible for ensuring that the cybersecurity team has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed, implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we have not experienced any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an integral part of our overall risk management program.
Cybersecurity Risk Management Processes Integrated [Flag]	true